Ordinary Shares Issued in Lieu of Cash Payment (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2024	Feb. 29, 2024	Dec. 31, 2025	Dec. 31, 2024	Aug. 30, 2021
Stock Issued During Period At Nominal Value [Line Items]
General and administrative expense			$ 90,366,226	$ 132,022,084
Chinese Businesses [Member]
Stock Issued During Period At Nominal Value [Line Items]
Ordinary shares issued in lieu of cash payment for services			546,909
Roth Capital Partners LLC [Member]
Stock Issued During Period At Nominal Value [Line Items]
Ordinary shares issued in lieu of cash payment for services			60,000
Berenberg [Member]
Stock Issued During Period At Nominal Value [Line Items]
Ordinary shares issued in lieu of cash payment for services			50,000
Common Stock [Member] | Sales Force [Member]
Stock Issued During Period At Nominal Value [Line Items]
Stock issued during period, shares, issued for services		4,514
Common Stock [Member] | D. Boral Capital LLC [Member]
Stock Issued During Period At Nominal Value [Line Items]
Stock issued during period, shares, issued for services	50,000
Common Stock [Member] | Maxim Group [Member]
Stock Issued During Period At Nominal Value [Line Items]
Stock issued during period, shares, issued for services	50,000
ANY Lifestyle Marketing GmbH [Member]
Stock Issued During Period At Nominal Value [Line Items]
Common stock, shares issued					14,427,185
Shares issued, price per share					$ 1.03
Radio Group GmbH [Member]
Stock Issued During Period At Nominal Value [Line Items]
Common stock, shares issued			300,000